UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21078

PIMCO New York Municipal Income Fund II
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-739-3371

Date of fiscal year end:	May 31, 2010

Date of reporting period:	November 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

PIMCO Municipal Income Fund II PIMCO California Municipal Income Fund II PIMCO New York Municipal Income Fund II

Semi-Annual Report November 30, 2009

Contents

Letter to Shareholders	1

Fund Insights/Performance & Statistics	2-7

Schedules of Investments	8-25

Statements of Assets and Liabilities	26

Statements of Operations	27

Statements of Changes in Net Assets	28-29

Statements of Cash Flows	30-31

Notes to Financial Statements	32-39

Financial Highlights	40-42

Matters Relating to the Trustees’ Consideration of the Investment Management and Portfolio Management Agreements	43-45

Annual Shareholder Meetings Results/Proxy Voting Policies & Procedures	46

PIMCO Municipal Income Funds II	Letter to Shareholders

January 15, 2010

Dear Shareholder:

Please find enclosed the semi-annual report for PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II and PIMCO New York Municipal Income Fund II (collectively, the “Funds”) for the fiscal six-month period ended November 30, 2009.

Municipal securities delivered solid gains during the fiscal six-month period as improved liquidity and attractive yields relative to other fixed income asset classes bolstered demand for tax-advantaged bonds. The U.S. Federal Funds rate, the key target rate on loans between member banks, was held to the record-low target range of 0% - 0.25% during the reporting period. The Federal Reserve also engaged in quantitative easing, purchasing significant amounts of securities from banks in order to add to the supply of cash available for lending. These efforts to reflate the economy brought interest rates down to historic low levels during the reporting period and resulted in yields approaching zero on money market securities. This caused investors to migrate to riskier assets. Municipal securities benefited from this sentiment-powered tailwind as a significant portion of the period’s outflows from money market funds moved into the bond market.

In this economic environment, the unmanaged Barclays Capital Municipal Bond Index returned 4.75% during the six-months ended November 30, 2009. This compared favorably to the 6.21% return for the broad market of bonds as represented by the unmanaged Barclays Capital U.S. Aggregate Index on a tax-equivalent basis. Taxable equivalent yields are used to compare the after-tax income effect from a tax exempt investment to the yields of taxable income-producing investments. The calculation assumes an investor is in the highest marginal tax bracket.

For specific information on the Funds and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or to call the Funds’ shareholder servicing agent at (800) 254 - 5197. In addition, a wide range of information and resources is available on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Funds’ sub-adviser, we thank you for investing with us.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

11.30.09  |  PIMCO Municipal Income Funds II Semi-Annual Report  1

PIMCO Municipal Income Fund II Fund Insights
November 30, 2009 (unaudited)

•

For the fiscal six-month period ended November 30, 2009, PIMCO Municipal Income Fund II returned 17.33% on net asset value (“NAV”) and 13.79% on market price, compared with the 10.12% and 13.65% returns, respectively, for the Lipper Analytical General Municipal Debt Funds (Leveraged) Average.

•	High-quality municipal bond yields moved lower across the yield curve during the six-month reporting period as investors continued to put money to work in the municipal bond market.

•

Municipal-to-U.S. Treasury yield ratios moved lower as the market continued to normalize. The 10-year ratio decreased to 86% and the 30-year ratio decreased to 101% during the reporting period. However, both ratios were within historical average levels at the end of the six-month period.

•	Tobacco securitization exposure contributed positively to performance. This sector was one of the strongest performers during the reporting period as spreads moved in.

•

Exposure to corporate-backed municipals benefited performance during the period as this sector posted positive returns due to a strong rebound in the sector similar to what occurred in the taxable corporate market.

•

Significant exposure to health care contributed positively to performance during the period. Exposure to the water and sewer sector detracted from performance as this sector underperformed the general market during the six-month reporting period.

•

Exposure to longer-maturity zero-coupon municipals benefited performance as their longer durations outperformed with yields in longer maturities moving lower during the period. The unmanaged Barclays Capital Zero Coupon Index returned 8.57% during the six-month reporting period.

•

The municipal yield curve was roughly unchanged during the period although it experienced significant flows into shorter- maturity municipals. The 15- and 20-year maturity AAA General Obligation yields decreased 40 and 50 basis points, respectively, while the 30-year decreased 38 basis points. The two-year yield decreased 36 basis points during the same period. Significant exposure to longer-maturity municipals benefited performance as this portion of the yield curve outperformed due to its longer duration.

•

Long-maturity municipal bonds slightly underperformed the broader long-maturity taxable market, with the unmanaged Barclays Capital Long Municipal Bond Index returning 7.02%, compared to the unmanaged Barclays Capital Long Government/Credit Index which advanced 12.26%. However, long-maturity municipal bonds outperformed long-maturity U.S. Treasuries, with the unmanaged Barclays Capital Long U.S. Treasury Index returning 5.56% during the six-month reporting period.

•	Municipal bond issuance year-to-date through November 2009 was approximately 1% higher than the comparable period in 2008 due to a pickup in refundings and strong issuance of Build America Bonds.

2  PIMCO Municipal Income Funds II Semi-Annual Report  |  11.30.09

PIMCO Municipal Income Fund II Performance & Statistics
November 30, 2009 (unaudited)

Total Return(1):	Market Price	NAV

Six Months	13.79%	17.33%

1 Year	42.64%	33.14%

5 Year	0.64%	(0.51)%

Commencement of Operations (6/28/02) to 11/30/09	1.89%	2.02%

Market Price/NAV Performance:

Commencement of Operations (6/28/02) to 11/30/09

Market Price/NAV:

Market Price	$10.46

NAV	$10.10

Premium to NAV	3.56%

Market Price Yield(2)	7.46%

Moody’s Ratings
(as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in net asset value (“NAV”) or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions if any, have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. NAV is equal to total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised of net investment income) payable to shareholders by the market price per share at November 30, 2009.

11.30.09  |  PIMCO Municipal Income Funds II Semi-Annual Report  3

PIMCO California Municipal Income Fund II	Fund Insights
November 30, 2009 (unaudited)

•

For the fiscal six-month period ended November 30, 2009, PIMCO California Municipal Income Fund II returned 8.24% on net asset value (“NAV”) and 3.76% on market price, compared with the 8.31% and 10.84% returns, respectively, for the Lipper California Municipal Debt Funds Average.

•	High-quality municipal bond yields moved lower across the yield curve during the six-month reporting period as investors continued to put money to work in the municipal bond market.

•

Municipal-to-U.S. Treasury yield ratios moved lower as the market continued to normalize. The 10-year ratio decreased to 86% and the 30-year ratio decreased to 101% during the reporting period. However, both ratios were within historical average levels at the end of the six-month period.

•	Tobacco securitization exposure contributed positively to performance. This sector was one of the strongest performers during the reporting period as spreads moved in.

•

Exposure to corporate-backed municipals benefited performance during the period as this sector posted positive returns due to a strong rebound in the sector similar to what occurred in the taxable corporate market.

•

Significant exposure to health care contributed positively to performance during the period. Exposure to the water and sewer sector detracted from performance as this sector underperformed the general market during the six-month reporting period.

•	An allocation to local general obligation municipal bonds detracted from performance as revenue bonds outperformed general obligations during the period, with investors moving out the risk spectrum.

•

Exposure to longer-maturity zero-coupon municipals benefited performance as their longer durations outperformed with yields in longer maturities moving lower during the period. The unmanaged Barclays Capital Zero Coupon Index returned 8.57% during the six-month reporting period.

•

Municipal bonds within California, as represented by the California component of the Barclays Capital Municipal Bond Index, underperformed the unmanaged Barclays Capital Municipal Bond Index (“National Index”), returning 4.51%, compared to 4.75% for the National Index during the six-month period. California was able to balance its budget, which helped spur a rebound in performance during the latter part of the period. However, this has abated somewhat due to ongoing deficit concerns. Year-to-date through November 2009, California issued $69.8 billion in municipal bonds, 34% higher than the comparable period in 2008.

•

Long California municipal bonds, as represented by the Barclays Capital California Municipal Bond Long Index, underperformed the long-maturity unmanaged Barclays Capital Long Municipal Bond Index (“Long-Maturity National Index”) returning 5.85%, compared to a rise of 7.02% for the Long-Maturity National Index during the six-month reporting period. The California municipal bond yield curve also steepened during the reporting period with 30-year yields decreasing 7 basis points and two-year yields decreasing 89 basis points. Significant exposure to the longer-maturity municipal bonds benefited performance, as longer-duration municipal bonds outperformed as yields moved lower.

4  PIMCO Municipal Income Funds II Semi-Annual Report  |  11.30.09

PIMCO California Municipal Income Fund II	Performance & Statistics
November 30, 2009 (unaudited)

Total Return(1):	Market Price	NAV
Six Months	3.76%	8.24%
1 Year	49.46%	15.73%
5 Year	(2.34)%	(4.74)%
Commencement of Operations (6/28/02) to 11/30/09	(0.44)%	(1.37)%

Market Price/NAV Performance:

Commencement of Operations (6/28/02) to 11/30/09

Market Price/NAV:
Market Price	$ 8.69
NAV	$ 7.68
Premium to NAV	13.15%
Market Price Yield(2)	7.88%

Moody’s Ratings
(as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in net asset value (“NAV”) or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions if any, have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. NAV is equal to total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised of net investment income) payable to shareholders by the market price per share at November 30, 2009.

11.30.09    |  PIMCO Municipal Income Funds II Semi-Annual Report  5

PIMCO New York Municipal Income Fund II Fund Insights
November 30, 2009 (unaudited)

•

For the fiscal six-month period ended November 30, 2009, PIMCO New York Municipal Income Fund II returned 12.48% on net asset value (“NAV”) and 9.74% on market price, compared with the 8.82% and 11.72% declines, respectively, for the Lipper New York Municipal Debt Funds Average.

•	High-quality municipal bond yields moved lower across the yield curve during the six-month reporting period as investors continued to put money to work in the municipal bond market.

•

Municipal-to-U.S. Treasury yield ratios moved lower as the market continued to normalize. The 10-year ratio decreased to 86% and the 30-year ratio decreased to 101% during the reporting period. However, both ratios were within historical average levels at the end of the six-month period.

•	Tobacco securitization exposure contributed positively to performance. This sector was one of the strongest performers during the reporting period as spreads moved in.

•

Exposure to corporate-backed municipals benefited performance during the period as this sector posted positive returns due to a strong rebound in the sector similar to what occurred in the taxable corporate market.

•

Significant exposure to health care contributed positively to performance during the period. Exposure to the water and sewer sector detracted from performance as this sector underperformed the general market during the six-month reporting period.

•

Exposure to longer-maturity zero-coupon municipals benefited performance as their longer durations outperformed with yields in longer maturities moving lower during the period. The unmanaged Barclays Capital Zero Coupon Index returned 8.57% during the six-month reporting period.

•

Municipal bonds within New York, as represented by the New York component of the Barclays Capital Municipal Bond Index, marginally outperformed the unmanaged Barclays Capital Municipal Bond Index (“National Index”) returning 4.96%, compared to 4.75% for the National Index during the six-month reporting period. Year-to-date through November 2009, New York State bond issuance aggregated $38 billion, in-line with the comparable period in 2008. New York ranked second in total municipal bond issuance at the end of November 2009.

•

Long New York municipal bonds, as represented by the Barclays Capital New York Municipal Bond Long Index, slightly underperformed the unmanaged Barclays Capital Long Municipal Bond Index (“Long-Maturity National Index”) returning 6.87%, compared to a rise of 7.02% for the Long-Maturity National Index during the six-month reporting period. The New York municipal bond yield curve steepened marginally during the reporting period with 30-year yields decreasing 37 basis points and two-year yields decreasing 71 basis points. New York Municipal II also held significant positions in the longer portions of the municipal bond yield curve, which benefited performance as longer-duration municipal bonds outperformed and yields moved lower.

6  PIMCO Municipal Income Funds II Semi-Annual Report  |  11.30.09

PIMCO New York Municipal Income Fund II Performance & Statistics
November 30, 2009 (unaudited)

Total Return(1):	Market Price	NAV

Six Months	9.74%	12.48%

1 Year	44.56%	26.29%

5 Year	0.92%	0.51%

Commencement of Operations (6/28/02) to 11/30/09	2.13%	2.12%

Market Price/NAV Performance:

Commencement of Operations (6/28/02) to 11/30/09

Market Price/NAV:

Market Price	$ 10.84

NAV	$ 10.33

Premium to NAV	4.94%

Market Price Yield(2)	7.33%

Moody’s Ratings
(as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in net asset value (“NAV”) or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions if any, have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. NAV is equal to total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised of net investment income) payable to shareholders by the market price per share at November 30, 2009.

11.30.09  |  PIMCO Municipal Income Funds II Semi-Annual Report  7

PIMCO Municipal Income Fund II	Schedule of Investments
November 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
MUNICIPAL BONDS & NOTES—99.0%
	Alabama—1.1%
$ 10,000	Birmingham Baptist Medical Centers Special Care Facs.
	Financing Auth. Rev., Baptist Health Systems, Inc.,
	5.00%, 11/15/30, Ser. A	Baa2/NR	$ 8,109,900
1,235	Montgomery BMC Special Care Facs. Financing Auth. Rev.,
	5.00%, 11/15/29, Ser. B (NPFGC)	A3/A	1,118,305
2,650	Tuscaloosa Educational Building Auth. Rev.,
	Stillman College Project, 5.00%, 6/1/26, Ser. A	NR/BBB-	2,160,889
			11,389,094
	Alaska—0.7%
3,550	State Housing Finance Corp. Rev.,
	5.25%, 6/1/32, Ser. C (NPFGC)	Aa2/AA	3,568,496
5,900	Northern Tobacco Securitization Corp. Rev.,
	5.00%, 6/1/46, Ser. A	Baa3/NR	3,790,042
			7,358,538
	Arizona—9.1%
	Health Facs. Auth. Rev., Banner Health,
3,500	5.00%, 1/1/35, Ser. A	NR/A+	3,345,755
2,860	5.50%, 1/1/38, Ser. D	NR/A+	2,893,319
29,700	Pima Cnty. Industrial Dev. Auth. Rev., 5.00%, 9/1/39	Aa2/AA	27,990,171
	Salt River Project Agricultural Improvement & Power Dist. Rev.,
	Ser. A (j),
41,100	5.00%, 1/1/37	Aa1/AA	42,048,999
10,000	5.00%, 1/1/39	Aa1/AA	10,308,700
10,500	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	A3/A	8,632,680
			95,219,624
	Arkansas—0.2%
13,000	Dev. Finance Auth. Rev., Arkansas Cancer Research Center
	Project, zero coupon, 7/1/46 (AMBAC)	Aa3/NR	1,907,360
	California—5.4%
6,000	Golden State Tobacco Securitization Corp. Rev.,
	5.00%, 6/1/33, Ser. A-1	Baa3/BBB	4,514,580
2,500	Los Angeles Department of Water & Power Rev.,
	5.00%, 7/1/39, Ser. A-1 (AMBAC)	Aa3/AA-	2,510,850
1,365	Lynwood Utility Auth. Rev., 5.00%, 6/1/29, Ser. A	Aa3/AAA	1,366,024
2,000	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (FSA)	Aa3/AAA	1,991,620
2,000	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. A (FSA)	Aa3/AAA	1,920,820
2,000	Santa Clara Cnty. Financing Auth. Rev., 5.75%, 2/1/41,
	Ser. A (AMBAC)	A1/A+	2,069,900
10,500	State, GO, 6.00%, 4/1/38	Baa1/A	10,663,800
	Statewide Communities Dev. Auth. Rev.,
4,305	Baptist Univ., 9.00%, 11/1/17, Ser. B (a)(d)	NR/NR	3,679,397
	Methodist Hospital Project (FHA),
5,500	6.625%, 8/1/29	Aa2/AA	6,191,240
19,500	6.75%, 2/1/38	Aa2/AA	21,802,365
			56,710,596

8  PIMCO Municipal Income Funds II Semi-Annual Report  |  11.30.09

PIMCO Municipal Income Fund II	Schedule of Investments
November 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Colorado—4.1%
$ 11,250	Denver City & Cnty. Airport Rev., 5.00%, 11/15/25, Ser. B (FSA)	Aa3/AAA	$ 11,312,437
	Health Facs. Auth. Rev., Ser. A,
1,000	American Baptist Homes, 5.90%, 8/1/37	NR/NR	753,220
9,500	Catholic Health Initiatives, 5.50%, 3/1/32	NR/AA	10,064,395
500	Evangelical Lutheran, 6.125%, 6/1/38	A3/A-	494,350
18,305	Exempla, Inc., 5.625%, 1/1/33	A1/A-	17,899,361
2,000	Housing & Finance Auth. Rev., Evergreen Country Day School, Inc.
	Project,
	5.875%, 6/1/37 (a)(d)	NR/BB	1,364,300
1,430	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	A2/A	1,495,237
			43,383,300
	Florida—5.6%
1,000	Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project,
	7.00%, 4/1/39	A3/A-	1,077,940
600	Broward Cnty. Airport Rev., 5.375%, 10/1/29, Ser. O	A1/A+	618,198
8,500	Broward Cnty. Water & Sewer Rev., 5.25%, 10/1/34, Ser. A (j)	Aa3/AA	8,796,735
1,000	Clearwater Rev., 5.25%, 12/1/39, Ser. A	A2/AA-	1,013,190
3,000	Highlands Cnty. Health Facs. Auth. Rev.,
	Adventist Health System, 5.625%, 11/15/37, Ser. B	A1/A+	2,915,580
2,335	Hillsborough Cnty. Industrial Dev. Auth. Pollution Control Rev.,
	Tampa Electric Co. Project, 5.50%, 10/1/23	Baa1/BBB	2,360,965
7,135	Jacksonville Health Facs. Auth. Rev.,
	Ascension Health, 5.25%, 11/15/32, Ser. A	Aa1/AA	7,220,977
3,000	Leesburg Hospital Rev., Leesburg Regional Medical Center
	Project, 5.50%, 7/1/32	Baa1/BBB+	2,729,550
3,490	Miami-Dade Cnty. Airport Rev., 5.50%, 10/1/36, Ser. A	A2/A-	3,521,375
500	Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/37	NR/NR	390,505
7,900	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (j)	Aa1/AAA	8,067,717
6,205	State Governmental Utility Auth. Rev.,
	Barefoot Bay Utilities System, 5.00%, 10/1/29 (AMBAC)	NR/NR	6,209,902
5,000	Sumter Landing Community Dev. Dist. Rev.,
	4.75%, 10/1/35, Ser. A (NPFGC)	Baa1/A	3,224,450
10,000	Tallahassee Rev., 5.00%, 10/1/37 (j)	Aa2/AA	10,135,100
1,500	Winter Springs Water & Sewer Rev., zero coupon,
	10/1/29 (FGIC-NPFGC)	NR/A+	585,660
			58,867,844
	Georgia—0.2%
2,775	Medical Center Hospital Auth. Rev.,
	Spring Harbor Green Island Project, 5.25%, 7/1/37	NR/NR	2,127,426
	Illinois—13.3%
2,935	Central Lake Cnty. JT Action Water Agcy. Rev.,
	5.125%, 5/1/28, Ser. A (AMBAC)	Aa3/NR	3,039,486
1,250	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/38, Ser. A	Aa3/AAA	1,274,912
	Chicago, GO,
10,000	5.00%, 1/1/34, Ser. C (j)	Aa3/AA-	10,064,900
1,635	5.125%, 1/1/29, Ser. A (FGIC-NPFGC)	Aa3/NR	1,636,880
4,065	5.50%, 1/1/40, Ser. C (FGIC-NPFGC)	Aa3/AA-	4,150,568

11.30.09  |  PIMCO Municipal Income Funds II Semi-Annual Report  9

PIMCO Municipal Income Fund II	Schedule of Investments
November 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Illinois—(continued)
	Chicago, Lake Shore East, Special Assessment,
$ 3,162	6.625%, 12/1/22	NR/NR	$ 2,967,158
6,700	6.75%, 12/1/32	NR/NR	6,072,009
5,000	Cicero, GO, 5.25%, 12/1/31 (NPFGC)	Baa1/A	5,100,900
6,440	Cook Cnty., Capital Improvements, GO,
	5.00%, 11/15/28, Ser. A (FGIC-NPFGC)	Aa3/AA	6,510,132
	Finance Auth. Rev., Ser. A,
2,500	Christian Homes, Inc., 5.75%, 5/15/31	NR/NR	1,888,200
250	Leafs Hockey Club Project, 6.00%, 3/1/37 (b)	NR/NR	75,555
700	OSF Healthcare System, 7.125%, 11/15/37	A2/A	774,235
1,500	Sedgebrook, Inc., 6.00%, 11/15/42 (f)	NR/NR	540,000
20,100	Health Facs. Auth. Rev., Elmhurst Memorial Healthcare,
	5.625%, 1/1/28	Baa1/NR	19,104,045
68,470	State Sports Facs. Auth. Rev., zero coupon, 6/15/30 (AMBAC)	NR/A	69,364,903
	Village of Hillside, Mannheim Redev. Project, Tax Allocation,
4,500	6.55%, 1/1/20	NR/NR	4,138,470
2,900	7.00%, 1/1/28	NR/NR	2,484,981
			139,187,334
	Indiana—0.3%
1,500	Finance Auth. Rev., Duke Energy Indiana, Inc., 6.00%, 8/1/39,
	Ser. B	NR/A	1,600,680
4,125	Fort Wayne Pollution Control Rev., General Motors Corp. Project,
	6.20%, 10/15/25 (f)	NR/NR	783,750
990	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc.,
	5.80%, 9/1/47 (a)(d)	NR/NR	810,711
			3,195,141
	Iowa—4.3%
	Finance Auth. Rev.,
	Deerfield Retirement Community, Inc., Ser. A,
250	5.50%, 11/15/27	NR/NR	181,190
1,075	5.50%, 11/15/37	NR/NR	712,112
4,500	Edgewater LLC Project, 6.75%, 11/15/42	NR/NR	4,019,850
850	Wedum Walnut Ridge LLC Project,
	5.625%, 12/1/45, Ser. A (b)	NR/NR	489,311
46,000	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	39,802,420
			45,204,883
	Kansas—0.1%
500	Dev. Finance Auth. Rev., Adventist Health, 5.75%, 11/15/38	A1/A+	504,505
	Kentucky—0.7%
	Economic Dev. Finance Auth. Rev.,
	Baptist Healthcare Systems, Ser. A,
2,000	5.375%, 8/15/24	Aa3/NR	2,200,580
2,500	5.625%, 8/15/27	Aa3/NR	2,708,700
2,500	Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA-	2,477,925
			7,387,205

10  PIMCO Municipal Income Funds II Semi-Annual Report  |  11.30.09

PIMCO Municipal Income Fund II	Schedule of Investments
November 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Louisiana—4.1%
$ 3,300	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project,
	5.50%, 5/15/47, Ser. B	A3/NR	$ 2,996,070
44,395	Tobacco Settlement Financing Corp. Rev.,
	5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	39,452,949
			42,449,019
	Maryland—0.6%
	Health & Higher Educational Facs. Auth. Rev.,
1,000	Adventist Healthcare, 5.75%, 1/1/25, Ser. A	Baa2/NR	1,006,070
1,010	King Farm Presbyterian Community, 5.30%, 1/1/37, Ser. A	NR/NR	690,042
4,050	Washington Cnty. Hospital, 6.00%, 1/1/43	NR/BBB-	4,038,215
			5,734,327
	Massachusetts—8.5%
7,000	Boston Water & Sewer Rev., 5.00%, 11/1/28,
	Ser. D (FGIC-NPFGC)	Aa2/AA+	7,005,040
4,610	Dev. Finance Agcy. Rev., Adventcare Project,
	6.75%, 10/15/37, Ser. A	NR/NR	3,859,308
2,900	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	A1/A+	3,018,697
	State Turnpike Auth. Rev., Ser. A,
4,295	4.75%, 1/1/34 (AMBAC)	A1/AA	4,087,766
51,830	5.00%, 1/1/37 (NPFGC)	Baa1/A	48,755,444
10,325	5.00%, 1/1/39 (AMBAC)	A1/AA	10,148,959
12,050	State Water Res. Auth. Rev., 4.75%, 8/1/37, Ser. A (FSA) (j)	Aa2/AAA	12,049,518
			88,924,732
	Michigan—3.0%
4,545	Garden City Hospital Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	2,617,784
800	Public Educational Facs. Auth. Rev., 6.50%, 9/1/37 (a)(d)	NR/BBB-	662,320
3,000	Royal Oak Hospital Finance Auth. Rev.,
	William Beaumont Hospital, 8.25%, 9/1/39	A1/A	3,534,270
5,000	State Hospital Finance Auth. Rev.,
	Ascension Health, 5.25%, 11/15/26, Ser. B	Aa1/AA	5,074,550
	Oakwood Group, Ser. A,
13,500	5.75%, 4/1/32	A2/A	13,039,785
1,925	6.00%, 4/1/22	A2/A	1,944,423
6,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	NR/BBB	4,573,200
			31,446,332
	Minnesota—0.5%
280	Minneapolis, Grant Park Project, Tax Allocation, 5.35%, 2/1/30	NR/NR	223,297
1,500	Minneapolis Rev., Providence Project, 5.75%, 10/1/37, Ser. A	NR/NR	1,141,545
	North Oaks Rev., Presbyterian Homes North Oaks,
2,640	6.00%, 10/1/33	NR/NR	2,392,236
1,530	6.125%, 10/1/39	NR/NR	1,387,817
500	Oronoco Rev., Wedum Shorewood Campus Project,
	5.40%, 6/1/41	NR/NR	411,800
			5,556,695

11.30.09  |  PIMCO Municipal Income Funds II Semi-Annual Report  11

PIMCO Municipal Income Fund II	Schedule of Investments
November 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Mississippi—0.4%
$ 3,605	Business Finance Corp. Rev., System Energy Res., Inc. Project,
	5.875%, 4/1/22	Ba1/BBB	$ 3,575,691
740	Dev. Bank Special Obligation Rev., Capital Projects and
	Equipment Acquisition, 5.00%, 7/1/24, Ser. A-2 (AMBAC)	NR/NR	711,081
			4,286,772
	Missouri—0.1%
690	Hanley Road & North of Folk Ave. Transportation Dist. Rev.,
	5.00%, 10/1/25 (Pre-refunded @ $100, 10/1/12) (c)	NR/AAA	769,833
	Nevada—0.3%
1,450	Clark Cnty., GO, 5.00%, 6/1/31 (FGIC-NPFGC)	Aa1/AA+	1,452,479
1,620	State, GO, 5.00%, 5/15/28, Ser. A (FGIC-NPFGC)	Aa2/AA+	1,622,738
			3,075,217
	New Hampshire—0.0%
360	Health & Education Facs. Auth. Rev.,
	Catholic Medical Center, 6.125%, 7/1/32, Ser. A	Baa1/BBB+	348,239
	New Jersey—3.0%
950	Burlington Cnty. Bridge Commission Rev.,
	The Evergreens Project, 5.625%, 1/1/38	NR/NR	832,266
	Economic Dev. Auth. Rev.,
525	Arbor Glen, 6.00%, 5/15/28, Ser. A	NR/NR	440,533
	Kapkowski Road Landfill Project, Special Assessment,
4,000	5.75%, 10/1/21	Baa3/NR	3,482,400
11,405	5.75%, 4/1/31	Baa3/NR	9,152,399
	Health Care Facs. Financing Auth. Rev.,
1,500	St. Peters Univ. Hospital, 5.75%, 7/1/37	Baa2/BBB-	1,465,455
1,830	Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB-	1,519,888
3,300	State Educational Facs. Auth. Rev.,
	Fairfield Dickinson Univ., 6.00%, 7/1/25, Ser. D	NR/NR	3,344,748
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	A3/A+	2,030,200
13,150	Tobacco Settlement Financing Corp. Rev.,
	5.00%, 6/1/41, Ser. 1A	Baa3/BBB	8,689,257
			30,957,146
	New Mexico—0.5%
	Farmington Pollution Control Rev.,
2,000	5.80%, 4/1/22, Ser. A	Baa3/BB+	2,001,580
3,000	5.80%, 4/1/22, Ser. C	Baa3/BB+	3,002,370
			5,003,950
	New York—2.0%
1,200	Erie Cnty. Industrial Dev. Agcy. Rev., Orchard Park, Inc. Project,
	6.00%, 11/15/36, Ser. A	NR/NR	965,016
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
1,505	5.25%, 10/1/35	A1/A	1,481,868
10,000	5.25%, 10/1/35 (j)	A1/A	9,846,300
1,100	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside,
	6.70%, 1/1/43, Ser. A	NR/NR	962,929
2,830	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
	5.00%, 6/15/37, Ser. D (j)	Aa2/AAA	2,869,506

12  PIMCO Municipal Income Funds II Semi-Annual Report  |  11.30.09

PIMCO Municipal Income Fund II	Schedule of Investments
November 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	New York—(continued)
	Second Generation Resolutions,
$ 4,000	4.75%, 6/15/35, Ser. DD (j)	Aa3/AA+	$ 4,004,960
2,000	5.00%, 6/15/39, Ser. GG-1	Aa3/AA+	2,025,700
			22,156,279
	North Carolina—0.1%
	Medical Care Commission Rev.,
550	Salemtowne, 5.10%, 10/1/30	NR/NR	478,571
1,000	Village at Brookwood, 5.25%, 1/1/32	NR/NR	694,240
			1,172,811
	North Dakota—0.3%
3,710	Stark Cnty. Healthcare Rev., Benedictine Living Communities,
	6.75%, 1/1/33	NR/NR	3,515,188
	Ohio—1.2%
7,500	Lorain Cnty. Hospital Rev., Catholic Healthcare,
	5.375%, 10/1/30	A1/AA-	7,457,550
1,000	Montgomery Cnty. Rev., Miami Valley Hospital,
	6.25%, 11/15/39, Ser. A	Aa3/NR	1,039,530
1,000	State Higher Educational Fac. Commission Rev.,
	Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. A	A2/A	1,059,580
3,000	State Rev., Cleveland Clinic, 5.50%, 1/1/39, Ser. B	Aa2/AA-	3,068,700
			12,625,360
	Oregon—0.2%
1,000	Clackamas Cnty. Hospital Fac. Auth. Rev., Legacy Health System,
	5.50%, 7/15/35, Ser. A	A2/A+	1,046,300
1,155	State Department of Administrative Services, CP,
	5.25%, 5/1/39, Ser. A	Aa3/AA-	1,196,592
			2,242,892
	Pennsylvania—4.1%
	Cumberland Cnty. Municipal Auth. Rev., Messiah Village Project,
	Ser. A,
750	5.625%, 7/1/28	NR/BBB-	634,042
670	6.00%, 7/1/35	NR/BBB-	573,125
3,250	Harrisburg Auth. Rev., Harrisburg Univ. of Science,
	6.00%, 9/1/36, Ser. B	NR/NR	2,848,430
500	Luzerne Cnty. Industrial Dev. Auth. Rev.,
	Pennsylvania American Water Co., 5.50%, 12/1/39 (e)	A2/A	504,975
	Montgomery Cnty. Higher Education & Health Auth. Rev.,
	Abington Memorial Hospital, Ser. A,
5,000	5.125%, 6/1/27	NR/A	4,997,100
3,750	5.125%, 6/1/32	NR/A	3,673,988
11,600	Philadelphia Hospitals & Higher Education Facs. Auth. Rev.,
	Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa3/BBB	11,610,904
500	Philadelphia Water Rev., 5.25%, 1/1/36, Ser. A	A3/A	506,460
17,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (FSA)	Aa3/AAA	17,529,890
500	Pittsburgh & Allegheny Cnty. Public Auditorium Auth. Rev.,
	5.00%, 2/1/29 (AMBAC)	NR/NR	482,635
			43,361,549

11.30.09  |  PIMCO Municipal Income Funds II Semi-Annual Report  13

PIMCO Municipal Income Fund II	Schedule of Investments
November 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Rhode Island—6.6%
$ 76,200	Tobacco Settlement Financing Corp. Rev.,
	6.25%, 6/1/42, Ser. A	Baa3/BBB	$ 68,908,422
	South Carolina—1.5%
1,000	Greenwood Cnty. Rev., Self Regional Healthcare,
	5.375%, 10/1/39	A2/A	968,880
	Jobs-Economic Dev. Auth. Rev., Ser. B,
500	Anmed Health, 5.50%, 2/1/38	NR/AAA	514,455
13,850	Bon Secours Health System, 5.625%, 11/15/30	A3/A-	13,524,941
1,000	State Public Service Auth. Rev., 5.25%, 1/1/39, Ser. B	Aa2/AA-	1,050,030
			16,058,306
	Tennessee—0.4%
	State Energy Acquisition Corp. Rev.,
3,000	5.00%, 2/1/23, Ser. C	Baa1/A	2,812,530
700	5.25%, 9/1/21, Ser. A	Ba3/BB+	681,401
700	5.25%, 9/1/22, Ser. A	Ba3/BB+	664,370
500	Sullivan Cnty. Health Educational & Housing Facs. Board Rev.,
	Wellmont Health Systems Project, 5.25%, 9/1/36, Ser. C	NR/BBB+	440,665
			4,598,966
	Texas—13.3%
130	Aubrey Independent School Dist., GO,
	5.50%, 2/15/33 (PSF-GTD)	Aaa/NR	137,929
6,500	Brazos Cnty. Health Facs. Dev. Corp. Rev., 5.375%, 1/1/32	NR/A-	5,974,605
2,500	Dallas Civic Center Rev., 5.25%, 8/15/38	Aa3/AAA	2,528,225
	Harris Cnty. Cultural Education Facs. Finance Corp. Rev.,
	Texas Children’s Hospital Project,
3,750	5.25%, 10/1/29	Aa2/AA	3,749,700
12,700	5.50%, 10/1/39	Aa2/AA	12,698,984
700	HFDC of Central Texas, Inc. Rev., Village at Gleannloch Farms,
	5.50%, 2/15/37, Ser. A	NR/NR	507,059
5,500	Houston Airport Rev., 5.00%, 7/1/25, Ser. C (FGIC-NPFGC)	A2/A	5,502,475
770	Keller Independent School Dist., GO,
	4.875%, 8/15/31 (PSF-GTD)	Aaa/AAA	770,077
3,170	Little Elm Independent School Dist., GO,
	5.30%, 8/15/29, Ser. A (PSF-GTD)	NR/AAA	3,342,575
	Municipal Gas Acquisition & Supply Corp. I Rev.,
450	5.25%, 12/15/25, Ser. A	A2/A	410,625
15,300	6.25%, 12/15/26, Ser. D	A2/A	15,556,887
	North Harris Cnty. Regional Water Auth. Rev.,
10,300	5.25%, 12/15/33	A3/A+	10,432,870
10,300	5.50%, 12/15/38	A3/A+	10,475,718
	North Texas Tollway Auth. Rev.,
6,250	4.75%, 1/1/29 (FGIC-NPFGC)	A2/A	5,933,750
5,000	5.625%, 1/1/33, Ser. B	A2/A-	5,098,850
1,200	5.75%, 1/1/33, Ser. F	A3/BBB+	1,221,648
1,250	6.25%, 1/1/39, Ser. A	A2/A-	1,314,400
2,000	Sabine River Auth. Pollution Control Rev.,
	5.20%, 5/1/28, Ser. C	Caa3/CCC	1,031,620

14  PIMCO Municipal Income Funds II Semi-Annual Report  |  11.30.09

PIMCO Municipal Income Fund II	Schedule of Investments
November 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Texas—(continued)
$ 10,000	San Antonio Electric & Gas Sys Rev., 5.00%, 2/1/32 (j)	Aa1/AA	$ 10,400,100
	State, Mobility Fund, GO (j),
10,025	4.75%, 4/1/35, Ser. A	Aa1/AA+	10,024,398
17,500	4.75%, 4/1/36, Ser. 1041	Aa1/AA+	17,291,575
3,250	State, Water Financial Assistance, GO, 5.00%, 8/1/36	Aa1/AA+	3,302,357
1,000	State Public Finance Auth. Rev., 5.875%, 12/1/36, Ser. A	Baa3/BBB-	942,710
8,880	State Turnpike Auth. Rev., 5.00%, 8/15/42, Ser. A (AMBAC)	Baa1/BBB+	7,902,401
3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev.,
	Baylor Health Care Systems Project, 6.25%, 11/15/29	Aa2/AA-	3,203,130
			139,754,668
	Virginia—0.2%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev.,
	Inova Health Systems, 5.50%, 5/15/35, Ser. A	Aa2/AA+	1,076,260
2,050	James City Cnty. Economic Dev. Auth. Rev.,
	United Methodist Homes, 5.50%, 7/1/37, Ser. A	NR/NR	1,156,651
			2,232,911
	Washington—1.8%
3,350	Central Puget Sound Regional Transportation Auth. Rev.,
	4.75%, 2/1/28 (FGIC-NPFGC)	Aa2/AAA	3,349,598
	Health Care Facs. Auth. Rev.,
1,300	Multicare Health Systems, 6.00%, 8/15/39, Ser. B	Aa3/AAA	1,366,196
1,000	Seattle Cancer Care Alliance, 7.375%, 3/1/38	A3/NR	1,099,330
13,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	Baa2/BBB	13,201,630
			19,016,754
	Wisconsin—1.2%
	Health & Educational Facs. Auth. Rev.,
90	Froedert & Community Health, 5.375%, 10/1/30	NR/AA-	90,075
1,000	Prohealth Care, Inc., 6.625%, 2/15/39	A1/A+	1,066,140
10,000	State Rev., 6.00%, 5/1/36, Ser. A	A1/AA-	11,043,100
			12,199,315
	Total Municipal Bonds & Notes (cost—$1,044,731,738)		1,038,838,533

VARIABLE RATE NOTES (h)—0.8%
	Florida—0.3%
2,830	Highlands Cnty. Health Facs. Auth. Rev.,
	Adventist Health System, 5.00%, 11/15/31, Ser. C	A1/A+	2,570,121
	Illinois—0.5%
5,000	State, GO, 9.606%, 4/1/27, Ser. 783 (FSA) (a)(d)(g)	Aa3/NR	5,507,500
	Total Variable Rate Notes (cost—$7,822,512)		8,077,621

11.30.09  |  PIMCO Municipal Income Funds II Semi-Annual Report  15

PIMCO Municipal Income Fund II	Schedule of Investments
November 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
SHORT-TERM INVESTMENTS—0.2%
	Corporate Notes (i)—0.2%
	International Lease Finance Corp., FRN,
$ 1,400	0.482%, 5/24/10	Baa3/BBB+	$ 1,362,781
1,200	0.684%, 1/15/10	Baa3/BBB+	1,196,728
	Total Short-Term Investments (cost—$2,456,725)		2,559,509

	Total Investments (cost—$1,055,010,975)—100.0%		$1,049,475,663

16  PIMCO Municipal Income Funds II Semi-Annual Report  |  11.30.09

PIMCO California Municipal Income Fund II	Schedule of Investments
November 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
CALIFORNIA MUNICIPAL BONDS & NOTES—93.0%

$ 5,300	Assoc. of Bay Area Gov’t Finance Auth. for Nonprofit Corps.
	Rev., Odd Fellows Home of California, 5.20%, 11/15/22,
	Ser. A (CA Mtg. Ins.)	NR/A	$ 5,348,813
2,000	Bay Area Gov’t Assoc. Lease Rev., Capital Projects,
	5.00%, 7/1/32, Ser. 2002-1 (AMBAC)	NR/AA-	2,055,620
	Bay Area Toll Auth. Rev., San Francisco Bay Area, Ser. F-1,
5,000	5.00%, 4/1/34	Aa3/AA	5,040,300
20,000	5.00%, 4/1/39 (j)	Aa3/AA	19,907,200
1,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%,
	2/15/34, Ser. B	Aa3/A+	1,084,380
	City & Cnty. of San Francisco, Capital Improvement Projects, CP,
5,585	Airports Commission Rev., 4.50%, 5/1/28, Ser. 2-B (NPFGC)	A1/A	5,289,889
300	Capital Improvement Projects, CP, 5.25%, 4/1/31, Ser. A	A1/AA-	300,195
1,410	Community College Financing Auth. Rev., 5.00%, 8/1/27,
	Ser. A (AMBAC)	NR/NR	1,361,778
	Corona-Norco Unified School Dist. Public Financing Auth.,
	Special Tax,
1,110	5.10%, 9/1/25 (AMBAC)	NR/NR	1,128,370
305	5.65%, 9/1/16, Ser. A	NR/NR	306,507
160	5.75%, 9/1/17, Ser. A	NR/NR	158,411
530	6.00%, 9/1/20, Ser. A	NR/NR	521,716
1,000	6.00%, 9/1/25, Ser. A	NR/NR	959,610
4,150	6.10%, 9/1/32, Ser. A	NR/NR	3,833,604
9,760	Coronado Community Dev. Agcy., Tax Allocation, 4.875%,
	9/1/35 (AMBAC)	NR/A	8,177,318
3,000	Dinuba Financing Auth. Rev., Public Works Projects,
	5.10%, 8/1/32 (NPFGC)	Baa1/A	3,047,010
8,300	El Dorado Irrigation Dist. & El Dorado Water Agcy., CP,
	5.75%, 8/1/39, Ser. A	Aa3/AAA	8,614,736
1,500	Foothill Eastern Corridor Agcy. Toll Road Rev.,
	5.875%, 1/15/27 (IBC-NPFGC)	Baa1/A	1,464,330
1,440	Fremont Community Dist. No. 1, Special Tax, 5.30%, 9/1/30	NR/NR	1,156,651
	Golden State Tobacco Securitization Corp. Rev.,
13,885	5.00%, 6/1/45 (AMBAC-TCRS)	Baa2/A-	11,405,833
1,500	5.00%, 6/1/45, Ser. A	Baa2/A-	1,232,175
6,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS)	Baa2/A-	4,928,700
500	Hartnell Community College Dist., GO, zero coupon, 8/1/34,
	Ser. D (d)	A1/AA-	215,155
	Health Facs. Financing Auth. Rev.,
	Adventist Health System, Ser. A,
500	5.00%, 3/1/33	NR/A	443,430
250	5.75%, 9/1/39	NR/A	245,432
	Catholic Healthcare West, Ser. A,
495	5.00%, 7/1/28	A2/A	484,848
3,000	6.00%, 7/1/39	A2/A	3,156,000
500	Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A	NR/A	526,455
175	Infrastructure & Economic Dev. Bank Rev., 5.25%, 2/1/38	A1/A+	169,488
1,000	Lancaster Redev. Agcy., Tax Allocation, 6.875%, 8/1/39	NR/A	1,052,850

11.30.09  |  PIMCO Municipal Income Funds II Semi-Annual Report  17

PIMCO California Municipal Income Fund II	Schedule of Investments
November 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
$ 5,300	Livermore-Amador Valley Water Management Agcy. Rev.,
	5.00%, 8/1/31, Ser. A (AMBAC)	A1/NR	$ 5,308,851
7,500	Long Beach Bond Finance Auth. Rev., Long Beach Natural Gas,
	5.50%, 11/15/37, Ser. A	A2/A	6,818,175
10,000	Long Beach Unified School Dist., GO, 5.25%, 8/1/33, Ser. A (j)	Aa3/AA-	10,359,600
2,685	Los Angeles, Equipment & Real Property Project, CP,
	5.00%, 10/1/27, Ser. AU (NPFGC)	A2/AA-	2,684,812
4,895	Los Angeles, Real Property Project, CP, 5.00%, 2/1/27,
	Ser. T (NPFGC)	A1/AA-	4,909,587
10,000	Los Angeles Community College Dist., GO, 5.00%,
	8/1/33, Ser. F-1 (j)	Aa2/AA	9,947,100
	Los Angeles Department of Water & Power Rev.,
15,000	4.75%, 7/1/30, Ser. A-2 (FSA) (j)	Aa3/AAA	15,153,150
16,950	5.125%, 7/1/41, Ser. A (FGIC-NPFGC-TCRS)	Aa3/AA	16,965,763
11,000	Los Angeles Unified School Dist., GO, 5.00%, 1/1/34, Ser. I	Aa3/AA-	10,878,120
	Manteca Redev. Agcy., Tax Allocation,
7,295	5.00%, 10/1/32 (FSA)	Aa3/AAA	6,895,891
10,000	5.00%, 10/1/36 (AMBAC)	NR/A	8,386,100
5,330	Manteca Unified School Dist., Special Tax,
	5.00%, 9/1/29, Ser. C (NPFGC)	Baa1/A	5,461,331
4,000	Merced Cnty., Juvenile Justice Correctional Fac., CP,
	5.00%, 6/1/32 (AMBAC)	A3/NR	4,026,040
5,000	Metropolitan Water Dist. of Southern California Rev.,
	5.00%, 7/1/37, Ser. A (j)	Aa2/AAA	5,091,300
4,700	Moreno Valley Unified School Dist. Community Facs. Dist.,
	Special Tax, 5.20%, 9/1/36	NR/NR	3,335,167
1,400	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B (d)	NR/A	1,433,572
5,000	Oakland Unified School Dist., Alameda Cnty., GO,
	6.125%, 8/1/29, Ser. A	Baa1/BBB+	5,216,100
4,750	Palomar Pomerado Health, CP, 6.75%, 11/1/39	Baa2/NR	4,642,318
10,000	Placentia-Yorba Linda Unified School Dist., CP,
	5.00%, 10/1/32 (FGIC-NPFGC)	A2/A+	10,176,200
3,510	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	NR/A+	3,332,078
	Riverside Unified School Dist., Special Tax, Ser. A,
1,000	5.25%, 9/1/30	NR/NR	843,560
1,000	5.25%, 9/1/35	NR/NR	825,260
	Roseville Redev. Agcy., Tax Allocation, Ser. B (NPFGC),
3,230	5.00%, 9/1/27	A3/A	3,033,358
3,365	5.00%, 9/1/32	A3/A	2,963,286
1,985	5.00%, 9/1/33	A3/A	1,720,459
7,500	San Bernardino Community College Dist., GO, 6.25%,
	8/1/33, Ser. A	Aa3/AA-	8,443,725
4,300	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/29,
	Ser. A (NPFGC)	Aa3/AA+	4,334,658
	San Diego Public Facs. Financing Auth. Rev.,
655	5.00%, 5/15/29, Ser. A (FGIC-NPFGC)	A2/A+	659,795
11,000	5.00%, 8/1/32 (NPFGC)	A2/A+	11,075,460
4,000	5.25%, 8/1/38, Ser. A	A1/AA-	4,106,080
1,000	5.25%, 5/15/39, Ser. A	A2/A+	1,016,360

18  PIMCO Municipal Income Funds II Semi-Annual Report  |  11.30.09

PIMCO California Municipal Income Fund II	Schedule of Investments
November 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
$ 1,500	Fire & Life Safety Facs. Project,
	5.00%, 4/1/32, Ser. B (NPFGC)	Baa1/A	$ 1,447,095
2,800	San Diego Regional Building Auth. Rev., Cnty. Operations
	Center & Annex, 5.375%, 2/1/36, Ser. A	A1/AA+	2,859,696
5,000	San Diego Unified School Dist., GO, 4.75%, 7/1/27,
	Ser. D-2 (FSA)	Aa2/AAA	5,095,400
14,970	San Jose, Libraries, Parks & Public Safety Projects, GO,
	5.00%, 9/1/32 (NPFGC) (j)	Aa1/AAA	15,249,190
10,190	San Jose, Libraries & Parks Project, GO, 5.125%, 9/1/31	Aa1/AAA	10,348,047
5,150	San Jose Unified School Dist., Santa Clara Cnty., GO,
	5.00%, 8/1/27, Ser. A (FSA)	Aa3/AAA	5,252,434
1,730	San Rafael City High School Dist., GO, 5.00%, 8/1/27,
	Ser. B (FSA)	Aa3/AAA	1,784,927
1,280	San Rafael Elementary School Dist., GO, 5.00%, 8/1/27,
	Ser. B (FSA)	Aa3/AAA	1,320,640
1,260	Santa Cruz Cnty., CP, 5.25%, 8/1/32	A3/NR	1,290,215
1,500	Santa Cruz Cnty. Redev. Agcy., Live Oak/Soquel Community,
	Tax Allocation, 7.00%, 9/1/36, Ser. A	A2/A	1,645,260
	State, GO,
2,500	5.00%, 9/1/31	Baa1/A	2,310,125
900	5.00%, 12/1/37	Baa1/A	790,983
7,000	5.00%, 4/1/38	Baa1/A	6,139,350
11,000	6.00%, 4/1/38	Baa1/A	11,171,600
	State Public Works Board Rev.,
3,000	5.75%, 10/1/30, Ser. G-1	Baa2/A-	2,887,080
2,000	California State Univ., 6.00%, 11/1/34, Ser. J (e)	A1/A-	2,007,280
7,915	Regents Univ., 5.00%, 3/1/33, Ser. A	Aa2/AA-	7,650,481
	Statewide Communities Dev. Auth. Rev.,
3,455	Bentley School, 6.75%, 7/1/32 (a)(b)	NR/NR	3,086,628
	Catholic Healthcare West,
1,800	5.50%, 7/1/31, Ser. D	A2/A	1,824,390
1,800	5.50%, 7/1/31, Ser. E	A2/A	1,824,390
1,250	Huntington Park Charter School Project, 5.25%,
	7/1/42, Ser. A	NR/NR	859,937
500	International School of the Peninsula Project, 5.00%,
	11/1/29	NR/NR	354,885
2,770	Kaiser Permanente, 5.50%, 11/1/32, Ser. A	NR/A+	2,770,582
9,700	Los Angeles Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A	9,349,830
	Methodist Hospital Project (FHA),
2,000	6.25%, 8/1/24	Aa2/AA	2,231,780
2,400	6.625%, 8/1/29	Aa2/AA	2,701,632
8,800	6.75%, 2/1/38	Aa2/AA	9,839,016
3,700	St. Joseph, 5.75%, 7/1/47, Ser. A (FGIC)	A1/AA-	3,775,073
1,365	Windrush School, 5.50%, 7/1/37	NR/NR	1,022,221
1,500	Statewide Financing Auth. Tobacco Settlement Rev.,
	5.625%, 5/1/29, Ser. A	Baa3/NR	1,419,495

11.30.09  |  PIMCO Municipal Income Funds II Semi-Annual Report  19

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Tobacco Securitization Agcy. Rev.,
$ 4,500	Alameda Cnty., 6.00%, 6/1/42	Baa3/NR	$ 3,547,935
1,800	Stanislaus Cnty., 5.875%, 6/1/43, Ser. A	Baa3/NR	1,373,040
	Univ. of California Rev.,
5,500	4.75%, 5/15/35, Ser. F (FSA) (j)	Aa1/AAA	5,504,235
5,000	4.75%, 5/15/35, Ser. G (FGIC-NPFGC) (j)	Aa1/AA	4,941,650
5,650	4.75%, 5/15/38, Ser. B	Aa2/AA-	5,298,287
	Ventura Cnty. Community College Dist., GO,
10,000	5.00%, 8/1/27, Ser. A (NPFGC) (j)	Aa3/AA	10,319,700
5,000	5.50%, 8/1/33, Ser. C	Aa3/AA	5,180,750
1,555	Ventura Unified School Dist., GO, 5.00%, 8/1/32, Ser. F (FSA)	Aa3/AAA	1,561,811

	Total California Municipal Bonds & Notes (cost—$414,761,258)		431,697,130

CALIFORNIA VARIABLE RATE NOTES (a)(d)(h)—3.4%
6,035	Desert Community College Dist., GO,
	9.359%, 8/1/32, Ser. 3016-1 (FSA) (g)	NR/AAA	6,206,273
4,000	Los Angeles Community College Dist., GO,
	13.698%, 8/1/33, Ser. 3096 (g)	NR/AA	3,936,520
5,000	San Diego Community College Dist., GO, zero coupon, 2/1/17	NR/AA+	5,512,650

	Total California Variable Rate Notes (cost—$14,959,600)		15,655,443

OTHER MUNICIPAL BONDS & NOTES—1.7%
	New York—0.7%
1,250	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
	5.25%, 10/1/35	A1/A	1,230,788
1,900	New York City Municipal Water Finance Auth. Water
	& Sewer Rev., 5.00%, 6/15/37, Ser. D (j)	Aa2/AAA	1,926,524
			3,157,312
	Puerto Rico—1.0%
2,200	Aqueduct & Sewer Auth. Rev., 6.00%, 7/1/38, Ser. A	Baa3/BBB-	2,253,152
2,505	Public Building Auth. Gov’t Facs. Rev., 5.00%, 7/1/36,
	Ser. I (GTD)	Baa3/BBB-	2,216,449
			4,469,601

	Total Other Municipal Bonds & Notes (cost—$7,194,230)		7,626,913

CORPORATE NOTES (i)—0.6%
	Financial Services—0.6%
3,540	International Lease Finance Corp., 5.40%, 2/15/12
	(cost—$2,846,944)	Baa3/BBB+	3,018,615

20  PIMCO Municipal Income Funds II Semi-Annual Report  |  11.30.09

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
SHORT-TERM INVESTMENTS—1.3%

Corporate Notes—1.3%

	Financial Services—1.3%

	International Lease Finance Corp., FRN (i),
$ 700	0.482%, 5/24/10	Baa3/BBB+	$ 681,391
500	0.684%, 1/15/10	Baa3/BBB+	498,636
5,000	SLM Corp., 0.442%, 7/26/10, FRN	Ba1/BBB-	4,848,735
	Total Corporate Notes (cost—$5,863,809)		6,028,762

	Total Investments (cost—$445,625,841)—100.0%		$ 464,026,863

11.30.09  |  PIMCO Municipal Income Funds II Semi-Annual Report  21

PIMCO New York Municipal Income Fund II Schedule of Investments
November 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
NEW YORK MUNICIPAL BONDS & NOTES—86.5%
$ 2,400	Erie Cnty. Industrial Dev. Agcy. Rev., Orchard Park, Inc. Project,
	6.00%, 11/15/36, Ser. A	NR/NR	$ 1,930,032
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
4,120	5.25%, 10/1/35 (j)	A1/A	4,056,675
3,000	5.25%, 10/1/35	A1/A	2,953,890
3,500	5.50%, 10/1/37	A1/A	3,499,720
500	Long Island Power Auth. Rev., 5.00%, 9/1/34, Ser. A (AMBAC)	A3/A-	504,585
	Metropolitan Transportation Auth. Rev.,
1,850	5.00%, 11/15/30, Ser. A (FSA)	Aa3/AAA	1,863,561
2,000	5.00%, 11/15/34, Ser. B	NR/AA	2,066,480
8,000	5.25%, 11/15/31, Ser. E	A2/A	8,121,840
7,000	5.35%, 7/1/31, Ser. B	A1/AAA	7,110,670
5,000	5.50%, 11/15/39, Ser. A	NR/AA	5,315,650
2,870	Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser. 128	Aa1/NR	2,878,811
2,400	Nassau Cnty. Industrial Dev. Agcy. Rev.,
	Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	2,100,936
4,000	New York City, GO, 5.00%, 3/1/33, Ser. I	Aa3/AA	4,048,640
	New York City Health & Hospital Corp. Rev., Ser. A,
1,100	5.375%, 2/15/26	A1/A+	1,116,874
2,000	5.45%, 2/15/26	A1/A+	2,033,780
	New York City Industrial Dev. Agcy. Rev.,
975	Eger Harbor Project, 4.95%, 11/20/32, Ser. A (GNMA)	NR/AA+	980,090
1,415	Liberty Interactive Corp., 5.00%, 9/1/35	Ba2/BB+	1,064,434
1,500	Queens Baseball Stadium, 6.50%, 1/1/46	Aa3/AAA	1,672,935
1,190	Staten Island Univ. Hospital Project, 6.45%, 7/1/32, Ser. C	Ba2/NR	1,099,750
1,500	United Jewish Appeal Federation Project, 5.00%, 7/1/27,
	Ser. A	Aa1/NR	1,567,245
	Yankee Stadium,
5,000	5.00%, 3/1/31 (FGIC)	Baa3/BBB-	4,754,700
2,400	5.00%, 3/1/36 (NPFGC)	Baa1/A	2,196,840
4,900	7.00%, 3/1/49	Aa3/AAA	5,665,037
	New York City Municipal Water Finance Auth. Water
1,500	& Sewer Rev.,
	5.25%, 6/15/40, Ser. EE	Aa3/AA+	1,553,445
500	Second Generation Resolutions, 5.00%, 6/15/39, Ser. GG-1	Aa3/AA+	506,425
	New York City Transitional Finance Auth. Rev.,
9,000	5.00%, 11/1/27, Ser. B	Aa1/AAA	9,242,190
5,000	5.25%, 1/15/39, Ser. S-3	A1/AA-	5,149,400
	New York City Trust for Cultural Res. Rev.,
2,700	Julliard School, 5.00%, 1/1/34, Ser. A	Aa2/AA	2,826,252
7,785	Wildlife Conservation Society, 5.00%, 2/1/34 (FGIC-NPFGC)	Aa3/AA-	7,892,433
3,600	Port Auth. of New York & New Jersey Rev.,
	5.00%, 4/15/32, Ser. 125 (FSA)	Aa3/AAA	3,707,352
	State Dormitory Auth. Rev.,
3,000	5.00%, 3/15/38, Ser. A	NR/AAA	3,062,340
1,320	5.25%, 9/1/28 (Radian)	Baa3/NR	1,280,083
7,490	5.50%, 5/15/31, Ser. A (AMBAC)	A1/AA-	8,051,076
2,600	Catholic Health of Long Island, 5.10%, 7/1/34	Baa1/BBB+	2,369,380

22  PIMCO Municipal Income Funds II Semi-Annual Report  |  11.30.09

PIMCO New York Municipal Income Fund II	Schedule of Investments
November 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
$ 2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/AAA	$ 2,042,300
5,300	Lenox Hill Hospital, 5.50%, 7/1/30	Ba1/NR	4,600,347
	Memorial Sloan-Kettering Cancer Center,
500	4.50%, 7/1/35, Ser. A-1	Aa2/AA	464,120
2,750	5.00%, 7/1/35, Ser. 1	Aa2/AA	2,749,890
2,000	5.00%, 7/1/36, Ser. A-1	Aa2/AA	1,997,000
2,100	New York Univ., 5.00%, 7/1/38, Ser. A	Aa3/AA-	2,133,600
1,000	New York Univ. Hospital Center, 5.625%, 7/1/37, Ser. B	Baa2/BB+	970,660
5,850	North General Hospital, 5.00%, 2/15/25	NR/AA-	5,951,556
600	North Shore-Long Island Jewish Health System, 5.50%,
	5/1/37, Ser. A	Baa1/A-	604,788
5,000	Rochester General Hospital, 5.00%, 12/1/35 (Radian)	NR/NR	4,522,150
	Teachers College,
4,270	5.00%, 7/1/32 (NPFGC)	A1/NR	4,320,215
3,000	5.50%, 3/1/39	A1/NR	3,102,960
3,000	Yeshiva Univ., 5.125%, 7/1/34 (AMBAC)	Aa3/NR	3,065,490
5,000	State Environmental Facs. Corp. Rev., 5.125%, 6/15/38, Ser. A	Aa1/AA+	5,232,100
1,000	State Thruway Auth. Rev., 4.75%, 1/1/29, Ser. G (FSA)	Aa3/AAA	1,010,700
6,000	State Urban Dev. Corp. Rev., 5.00%, 3/15/36, Ser. B-1 (j)	NR/AAA	6,142,800
	Triborough Bridge & Tunnel Auth. Rev.,
710	5.00%, 1/1/32, Ser. A (FGIC-TCRS)	Aa2/AA-	720,174
5,000	5.25%, 11/15/34, Ser. A-2 (j)	Aa2/AA-	5,224,900
1,815	Ulster Cnty. Industrial Dev. Agcy. Rev., 6.00%, 9/15/37, Ser. A	NR/NR	1,389,564
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Rev.,
	Glens Falls Hospital Project, 5.00%, 12/1/35, Ser. A (FSA)	Aa3/AAA	2,005,740
600	Yonkers Industrial Dev. Agcy. Rev.,
	Sarah Lawrence College Project, 6.00%, 6/1/41, Ser. A (e)	NR/BBB+	605,178
	Total New York Municipal Bonds & Notes (cost—$170,008,012)		173,099,783

OTHER MUNICIPAL BONDS & NOTES—8.1%
	California—0.5%
1,000	Health Facs. Financing Auth. Rev., Catholic Healthcare West,
	6.00%, 7/1/39, Ser. A	A2/A	1,052,000
	Florida—1.0%
1,000	Clearwater Rev., 5.25%, 12/1/39, Ser. A	A2/AA-	1,013,190
1,000	Miami-Dade Cnty. Airport Rev., 5.50%, 10/1/36, Ser. A	A2/A-	1,008,990
			2,022,180
	Louisiana—0.5%
1,000	Parish of East Baton Rouge Sewer Rev., 5.25%, 2/1/39, Ser. A	A1/AA-	1,031,480
	Puerto Rico-6.1%
4,600	Aqueduct & Sewer Auth. Rev., 6.00%, 7/1/38, Ser. A	Baa3/BBB-	4,711,136
5,675	Children’s Trust Fund Rev., 5.625%, 5/15/43	Baa3/BBB	4,798,894
	Sales Tax Financing Corp. Rev., Ser. A,
14,250	zero coupon, 8/1/54 (AMBAC)	Aa3/AA-	858,562
12,900	zero coupon, 8/1/56	Aa3/AA-	685,377
1,000	5.75%, 8/1/37	A2/A+	1,014,720
			12,068,689
	Total Other Municipal Bonds & Notes (cost—$17,455,331)		16,174,349

11.30.09  |  PIMCO Municipal Income Funds II Semi-Annual Report  23

PIMCO New York Municipal Income Fund II	Schedule of Investments
November 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
NEW YORK VARIABLE RATE NOTES (a)(d)(h)—3.0%
	JPMorgan Chase Putters/Drivers Trust Rev.,
$ 5,000	9.25%, 7/1/33, Ser. 3382	Aa1/NR	$ 5,394,450
500	9.772%, 6/15/31, Ser. 3223	NR/AA+	559,635
	Total New York Variable Rate Notes (cost—$5,393,556)		5,954,085

SHORT-TERM INVESTMENTS—2.4%
Corporate Notes (i)—2.4%
	Financial Services—2.4%
4,300	American General Finance Corp., 4.625%, 9/1/10	Baa3/BB+	4,257,710
	International Lease Finance Corp. FRN,
300	0.482%, 5/24/10	Baa3/BBB+	292,024
200	0.684%, 1/15/10	Baa3/BBB+	199,455
	Total Corporate Notes (cost—$3,898,929)		4,749,189

	Total Investments (cost—$196,755,828)—100.0%		$ 199,977,406

24  PIMCO Municipal Income Funds II Semi-Annual Report  |  11.30.09

PIMCO Municipal Income Funds II	Notes to Schedule of Investments
November 30, 2009 (unaudited)

Notes to Schedules of Investments:
(a)

Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $12,024,228, representing 1.1% of total investments in PIMCO Municipal Income Fund II, $18,742,071, representing 4.0% of total investments in PIMCO California Municipal Income Find II and of $5,954,085, representing 3.0% of total investments in PIMCO New York Municipal Income Fund II.

(b)	Illiquid.
(c)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery. To be settled/delivered after November 30, 2009.
(f)	In default.
(g)

Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on November 30, 2009.

(h)

Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on November 30, 2009.

(i)	All or partial amount segregated as collateral for reverse repurchase agreements.
(j)

Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:
AMBAC — insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins. — insured by California Mortgage Insurance
CA St. Mtg. — insured by California State Mortgage
CP — Certificates of Participation
FHA — insured by Federal Housing Administration
FGIC — insured by Financial Guaranty Insurance Co.
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on November 30, 2009.
FSA — insured by Financial Security Assurance, Inc.
GNMA — insured by Government National Mortgage Association
GO — General Obligation Bond
GTD — Guaranteed
IBC — Insurance Bond Certificate
NPFGC — insured by National Public Finance Guarantee Corporation
NR — Not Rated
PSF — Public School Fund
Radian — insured by Radian Guaranty, Inc.
TCRS — Temporary Custodian Receipts

See accompanying Notes to Financial Statements  |  11.30.09  |  PIMCO Municipal Income Funds II Semi-Annual Report  25

PIMCO Municipal Income Funds II	Statements of Assets and Liabilities
November 30, 2009 (unaudited)

	Municipal II	California Municipal II	New York Municipal II

Assets:
Investments, at value (cost—$1,055,010,975, $445,625,841 and $196,755,828, respectively)	$1,049,475,663	$464,026,863	$199,977,406
Cash	419,308	—	735,824
Interest receivable	18,327,987	7,224,162	2,929,316
Prepaid expenses and other assets	57,127	58,691	25,171
Total Assets	1,068,280,085	471,309,716	203,667,717

Liabilities:
Payable to custodian for cash overdraft	—	1,199,823	—
Payable for floating rate notes issued	89,161,972	53,505,833	8,186,394
Dividends payable to common and preferred shareholders	3,905,281	1,950,512	712,627
Payable for reverse repurchase agreements	2,356,000	8,465,000	4,091,000
Interest payable	787,459	162,202	9,249
Investment management fees payable	518,606	214,798	101,150
Payable for investments purchased	500,000	1,987,080	607,356
Interest payable for reverse repurchase agreements	432	3,362	1,750
Accrued expenses and other liabilities	350,507	2,116,077	261,244
Total Liabilities	97,580,257	69,604,687	13,970,770
Preferred shares ($0.00001 par value and $25,000 net asset and liquidation value per share applicable to an aggregate of 14,680, 6,520 and 3,160 shares issued and outstanding, respectively)	367,000,000	163,000,000	79,000,000
Net Assets Applicable to Common Shareholders	$603,699,828	$238,705,029	$110,696,947

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share)	$598	$311	$107
Paid-in-capital in excess of par	847,304,732	432,544,238	151,773,259
Undistributed (dividends in excess of) net investment income	7,975,480	(3,096,840)	371,488
Accumulated net realized loss on investments	(246,043,465)	(209,144,881)	(44,694,127)
Net unrealized appreciation (depreciation) of investments	(5,537,517)	18,402,201	3,246,220
Net Assets Applicable to Common Shareholders	$603,699,828	$238,705,029	$110,696,947
Common Shares Outstanding	59,776,077	31,067,714	10,720,528
Net Asset Value Per Common Share	$10.10	$7.68	$10.33

26  PIMCO Municipal Income Funds II Semi-Annual Report  |  11.30.09  |  See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds II	Statements of Operations
Six Months ended November 30, 2009 (unaudited)

	Municipal II	California Municipal II	New York Municipal II
Investment Income:
Interest	$31,178,877	$13,993,479	$6,184,804

Expenses:
Investment management fees	3,052,365	1,293,817	604,302
Interest expense	465,204	566,284	116,850
Auction agent fees and commissions	291,578	136,059	67,801
Shareholder communications	71,400	29,598	14,811
Legal fees	66,772	25,593	10,850
Trustees’ fees and expenses	60,361	30,369	11,369
Custodian and accounting agent fees	53,296	61,995	29,912
Audit and tax services	32,646	27,173	24,397
New York Stock Exchange listing fees	28,819	14,980	12,911
Insurance expense	14,857	6,949	3,193
Transfer agent fees	14,448	15,751	13,250
Excise tax expense	32,563	—	—
Miscellaneous	6,245	6,369	3,915
Total expenses	4,190,554	2,214,937	913,561
Less: investment management fees waived	(36,532)	(15,844)	(7,362)
custody credits earned on cash balances	(15)	(16)	(10)
Net expenses	4,154,007	2,199,077	906,189

Net Investment Income	27,024,870	11,794,402	5,278,615

Realized and Change In Unrealized Gain (Loss)
Net realized gain (loss) on investments	371,775	(2,693,375)	(697,622)
Net change in unrealized appreciation/depreciation of investments	64,371,221	9,913,720	8,062,125
Net realized and change in unrealized gain on investments	64,742,996	7,220,345	7,364,503
Net Increase in Net Assets Resulting from Investment Operations	91,767,866	19,014,747	12,643,118
Dividends on Preferred Shares from Net Investment Income	(860,282)	(382,088)	(183,746)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$90,907,584	$18,632,659	$12,459,372

See accompanying Notes to Financial Statements  |  11.30.09  |  PIMCO Municipal Income Funds II Semi-Annual Report  27

PIMCO Municipal Income Funds II	Statements of Changes in Net Assets
Applicable to Common Shareholders

	Municipal II
	Six Months ended November 30, 2009 (unaudited)	Year ended May 31, 2009
Investment Operations:
Net investment income	$27,024,870	$60,464,037
Net realized gain (loss) on investments	371,775	(169,917,405)
Net change in unrealized appreciation/depreciation of investments	64,371,221	(122,853,789)
Net increase (decrease) in net assets resulting from investment operations	91,767,866	(232,307,157)

Dividends on Preferred Shares from Net Investment Income	(860,282)	(11,200,932)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	90,907,584	(243,508,089)

Dividends to Common Shareholders from:
Net investment income	(23,279,891)	(46,297,957)
Return of capital	—	—

Capital Share Transactions:
Reinvestment of dividends	2,025,844	4,112,714
Total increase (decrease) in net assets applicable to common shareholders	69,653,537	(285,693,332)

Net Assets Applicable to Common Shareholders:
Beginning of period	534,046,291	819,739,623
End of period (including undistributed (dividends in excess of) net investment income of $7,975,480 and $5,090,783;$(3,096,840) and $(2,178,470);$371,488 and $(467,589); respectively)	$603,699,828	$534,046,291

Common Shares Issued in Reinvestment of Dividends	207,709	419,882

28  PIMCO Municipal Income Funds II Semi-Annual Report  |  11.30.09  |  See accompanying Notes to Financial Statements

California Municipal II		New York Municipal II
Six Months ended November 30, 2009 (unaudited)	Year ended May 31, 2009	Six Months ended November 30, 2009 (unaudited)	Year ended May 31, 2009

$11,794,402	$26,314,683	$5,278,615	$10,661,737
(2,693,375)	(157,389,702)	(697,622)	(34,859,903)
9,913,720	(17,820,169)	8,062,125	(9,038,410)
19,014,747	(148,895,188)	12,643,118	(33,236,576)

(382,088)	(5,697,951)	(183,746)	(2,025,371)

18,632,659	(154,593,139)	12,459,372	(35,261,947)

(12,330,684)	(24,711,497)	(4,255,792)	(8,466,985)
—	(1,187,791)	—	—

988,537	2,137,595	367,490	754,665
7,290,512	(178,354,832)	8,571,070	(42,974,267)

231,414,517	409,769,349	102,125,877	145,100,144

$238,705,029	$231,414,517	$110,696,947	$102,125,877

117,574	229,213	35,725	70,913

See accompanying Notes to Financial Statements  |  11.30.09  |  PIMCO Municipal Income Funds II Semi-Annual Report  29

PIMCO Municipal Income Fund II	Statement of Cash Flows
Six Months ended November 30, 2009 (unaudited)

Increase in Cash from:
Cash Flows provided by Operating Activities:
Net increase in net assets resulting from investment operations	$91,767,866

Adjustments to Reconcile Net Increase in Net Assets Resulting from Investment Operations to Net Cash Provided by Operating Activities:
Purchases of long-term investments	(71,830,520)
Proceeds from sales of long-term investments	67,203,684
Sales of short-term portfolio investments, net	17,052,535
Net change in unrealized appreciation of investments	(64,372,471)
Net realized gain on investments	(371,775)
Net amortization on investments	(2,749,294)
Decrease in receivable for investments sold	1,560,000
Increase in interest receivable	(95,041)
Increase in prepaid expenses and other assets	(10,810)
Increase in payable for investments purchased	500,000
Decrease in payable to broker for collateral	(300,000)
Increase in investment management fees payable	65,399
Decrease in interest payable for reverse repurchase agreements	(4,804)
Increase in accrued expenses and other liabilities	20,460
Net cash provided by operating activities	38,435,229

Cash Flows used for Financing Activities:
Decrease in payable for reverse repurchase agreements	(15,390,000)
Cash dividends paid (excluding reinvestment of dividends of $2,025,844)	(22,107,919)
Decrease in payable to custodian	(518,002)
Net cash used for financing activities	(38,015,921)

Net increase in cash	419,308
Cash at beginning of period	—
Cash at end of period	$419,308

The Fund paid $47,462 in cash for interest on reverse repurchase agreements.

30  PIMCO Municipal Income Funds II Semi-Annual Report  |  11.30.09  |  See accompanying Notes to Financial Statements

PIMCO California Municipal Income Fund II	Statement of Cash Flows
Six Months ended November 30, 2009 (unaudited)

Decrease in Cash from:
Cash Flows provided by Operating Activities:
Net increase in net assets resulting from investment operations		$19,014,747

Adjustments to Reconcile Net Increase in Net Assets Resulting from Investment Operations to Net Cash Provided by Operating Activities:
Purchases of long-term investments		(26,398,783)
Proceeds from sales of long-term investments		17,843,505
Sales of short-term portfolio investments, net		14,257,502
Net change in unrealized appreciation of investments		(10,093,229)
Net realized loss on investments		2,788,375
Net amortization on investments		(1,121,472)
Decrease in receivable for investments sold		349,600
Increase in interest receivable		(622,051)
Increase in prepaid expenses and other assets		(16,244)
Increase in payable for investments purchased		1,987,080
Increase in investment management fees payable		13,586
Decrease in interest payable for reverse repurchase agreements		(3,874)
Increase in accrued expenses and other liabilities		22,164
Net cash provided by operating activities		18,020,906

Cash Flows used for Financing Activities:
Decrease in payable for reverse repurchase agreements		(9,941,000)
Cash dividends paid (excluding reinvestment of dividends of $988,537)		(11,952,194)
Cash receipts on issuance of floating rate notes		2,500,000
Increase in payable to custodian		1,199,823
Net cash used for financing activities		(18,193,371)

Net decrease in cash		(172,465)
Cash at beginning of period		172,465
Cash at end of period		$—

The Fund paid $58,706 in cash for interest on reverse repurchase agreements.

See accompanying Notes to Financial Statements  |  11.30.09  |  PIMCO Municipal Income Funds II Semi-Annual Report  31

PIMCO Municipal Income Funds II	Notes to Financial Statements
November 30, 2009 (unaudited)

1. Organization and Significant Accounting Policies
PIMCO Municipal Income Fund II (“Municipal II”), PIMCO California Municipal Income Fund II (“California Municipal II”) and PIMCO New York Municipal Income Fund II (“New York Municipal II”), collectively referred to as the “Funds” or “PIMCO Municipal Income Funds II”, were organized as Massachusetts business trusts on March 29, 2002. Prior to commencing operations on June 28, 2002, the Funds had no operations other than matters relating to their organization and registration as non-diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has an unlimited amount of $0.00001 par value per share of common stock authorized.

Under normal market conditions, Municipal II invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. Under normal market conditions, California Municipal II invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. Under normal market conditions, New York Municipal II invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. The Funds will generally seek to avoid investing in bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. There is no guarantee that the Funds will meet their stated objectives.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Funds’ financial statements. Actual results could differ from those estimated.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the Funds’ financial statements. Each Funds’ net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

32  PIMCO Municipal Income Funds II Semi-Annual Report  |  11.30.09

PIMCO Municipal Income Funds II	Notes to Financial Statements
November 30, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(b) Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Funds to measure fair value during the six months ended November 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at November 30, 2009 in valuing each Fund’s assets and liabilities is listed below:

Municipal II:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 11/30/09

Investments in Securities – Assets
Municipal Bonds & Notes	—	$1,038,838,533	—	$1,038,838,533
Variable Rate Notes	—	8,077,621	—	8,077,621
Short-Term Investments	—	2,559,509	—	2,559,509

Total Investments	—	$1,049,475,663	—	$1,049,475,663

California Municipal II:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 11/30/09

Investments in Securities – Assets
California Municipal Bonds & Notes	—	$431,697,130	—	$431,697,130
California Variable Rate Notes	—	15,655,443	—	15,655,443
Other Municipal Bonds & Notes	—	7,626,913	—	7,626,913
Corporate Notes	—	3,018,615	—	3,018,615
Short-Term Investments	—	6,028,762	—	6,028,762

Total Investments	—	$464,026,863	—	$464,026,863

11.30.09  |  PIMCO Municipal Income Funds II Semi-Annual Report  33

PIMCO Municipal Income Funds II	Notes to Financial Statements
November 30, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(b) Fair Value Measurements (continued)

New York Municipal II:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 11/30/09

Investments in Securities – Assets
New York Municipal Bonds & Notes	—	$173,099,783	—	$173,099,783
Other Municipal Bonds & Notes	—	16,174,349	—	16,174,349
New York Variable Rate Notes	—	5,954,085	—	5,954,085
Short-Term Investments	—	4,749,189	—	4,749,189

Total Investments	—	$199,977,406	—	$199,977,406

(c) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discounts and amortization of premiums is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income over the lives of the respective securities.

(d) Federal Income Taxes
The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. The Funds may be subject to excise tax to the extent of distributions to shareholders.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation has resulted in no material impact to the Funds’ financial statements at November 30, 2009. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions—Common Stock
The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(f) Reverse Repurchase Agreements
In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed date and price. Generally, the effect of such a transaction is that the Funds can recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Funds cover their positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), their obligations under the agreements will be subject to the Funds’ limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

34  PIMCO Municipal Income Funds II Semi-Annual Report  |  11.30.09

PIMCO Municipal Income Funds II	Notes to Financial Statements
November 30, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(f) Reverse Repurchase Agreements (continued)

In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(g) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”) / Residual Interest Tax Exempt Bonds (“RITEs”)

The Funds may invest in interest rates of RIBs and RITEs, (“Inverse Floaters”) whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. In inverse floating rate transactions, the Funds sell a fixed rate municipal bond (“Fixed Rate Bond”) to a broker who places the Fixed Rate Bond in a special purpose trust (“Trust”) from which floating rate bonds (“Floating Rate Notes”) and Inverse Floaters are issued. The Funds simultaneously or within a short period of time, purchase the Inverse Floaters from the broker. The Inverse Floaters held by the Funds provide the Funds with the right to: (1) cause the holders of the Floating Rate Notes to tender their notes at par, and (2) cause the broker to transfer the Fixed-Rate Bond held by the Trust to the Funds, thereby collapsing the Trust. The Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Schedules of Investments, and account for the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in the Funds’ Statements of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date.

The Funds may also invest in Inverse Floaters without transferring a fixed rate municipal bond into a special purpose trust, which are not accounted for as secured borrowings.

The Inverse Floaters are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process typically every 7 to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term rates result in lower income for the long-term component and vice versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in Inverse Floaters typically will involve greater risk than investments in Fixed Rate Bonds. The Funds may also invest in Inverse Floaters for the purpose of increasing leverage.

The Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes. Inverse Floaters held by the Funds are exempt from registration under Rule 144A of the Securities Act of 1933.

In addition to general market risks, the Funds’ investments in Inverse Floaters may involve greater risk and volatility than an investment in a fixed rate bond, and the value of Inverse Floaters may decrease significantly when market interest rates increase. Inverse Floaters have varying degrees of liquidity, and the market for these securities may be volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the marked for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, Inverse Floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. Trusts in which Inverse Floaters may be held could be terminated due to market, credit or other events beyond the Funds’ control, which could require the Funds to reduce leverage and dispose of portfolio investments at inopportune times and prices.

(h) When-Issued/Delayed-Delivery Transactions

When-issued or delayed-delivery transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain, until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations; consequently, such fluctuations are taken into account when determining the net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security is sold on a delayed-delivery basis, the Funds do not participate in future gains and losses with respect to the security.

11.30.09  |  PIMCO Municipal Income Funds II Semi-Annual Report  35

PIMCO Municipal Income Funds II	Notes to Financial Statements
November 30, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(i) Custody Credits on Cash Balances

The Funds benefit from an expense offset arrangement with their custodian bank, whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Funds.

(j) Interest Expense

Interest expense relates primarily to the Funds’ liability in connection with floating rate notes held by third parties in conjunction with Inverse Floater transactions and reverse repurchase agreements. Interest expense on reverse repurchase agreements is recorded as it is incurred.

2. Principal Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (credit/counterparty risk). The main risks from derivative instruments are interest rate and credit/counterparty risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

The Funds will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Funds seek to minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments.

The Funds’ sub-adviser, Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager, seeks to minimize the Funds’ counterparty risks by performing reviews of each counterparty. Generally, all transactions in listed securities are settled/paid for upon delivery. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

3. Investment Manager/Sub-Adviser

Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, each Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreements, the Investment Manager receives an annual fee, payable on a monthly basis, at an annual rate of 0.65% of each Fund’s average daily net assets, inclusive of net assets attributable to any Preferred Shares that may be outstanding. In order to reduce each Fund’s expenses, the Investment Manager has contractually agreed to waive a portion of its investment management fees for each Fund at the annual rate of 0.05% of each Fund’s average daily net assets, inclusive of net assets attributable to any Preferred Shares that may be outstanding, through June 30, 2009. For the six months ended November 30, 2009, each Fund paid investment management fees at an annualized effective rate of 0.64% of each Fund’s average daily net assets, inclusive of net assets attributable to any Preferred Shares that may be outstanding.

The Investment Manager has retained the Sub-Adviser to manage each Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, not the Funds, pays a portion of the fees it receives to the Sub-Adviser in return for its services.

36  PIMCO Municipal Income Funds II Semi-Annual Report  |  11.30.09

PIMCO Municipal Income Funds II	Notes to Financial Statements
November 30, 2009 (unaudited)

4. Investments in Securities
Purchases and sales of investments, other than short-term securities and U.S. government obligations for the six months ended November 30, 2009, were:

	Municipal II	California Municipal II	New York Municipal II

Purchases	$71,830,520	$26,398,783	$8,822,604
Sales	67,203,684	17,843,505	6,922,834

(a) Open reverse repurchase agreements at November 30, 2009 were:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Municipal II:
Credit Suisse First Boston	0.55%	11/19/09	12/16/09	$2,356,432	$2,356,000

California Municipal II:
Barclays Bank	0.65%	11/9/09	12/4/09	$8,468,362	$8,465,000

New York Municipal II:
Barclays Bank	0.75%	11/9/09	12/4/09	$3,639,667	$3,638,000
Credit Suisse First Boston	0.55%	11/19/09	12/16/09	453,083	453,000

					$4,091,000

The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended November 30, 2009 for Municipal II, California Municipal II and New York Municipal II was $10,745,530, $13,672,353 and $4,952,207 at a weighted average interest rate of 0.78%, 0.79% and 0.78%, respectively. The total market value of underlying collateral (refer to the Schedules of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements at November 30, 2009 was $2,559,509, $9,047,377 and $4,749,189 for Municipal II, California Municipal II and New York Municipal II, respectively.

New York Municipal II received $195,508 in U.S. Government Agency Securities as collateral for repurchase agreements. Collateral received as securities cannot be pledged.

5. Income Tax Information
The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2009 were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Municipal II	$965,685,788	$40,745,720	$46,287,059	$(5,541,339)
California Municipal II	391,734,997	23,853,331	7,024,630	16,828,701
New York Municipal II	188,341,907	8,677,790	5,424,320	3,253,470

6. Auction-Rate Preferred Shares

Municipal II has outstanding 2,936 shares of Preferred Shares Series A, 2,936 shares of Preferred Shares Series B, 2,936 shares of Preferred Shares Series C, 2,936 shares of Preferred Shares Series D and 2,936 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus any accumulated, unpaid dividends.

California Municipal II has issued 1,304 shares of Preferred Shares Series A, 1,304 shares of Preferred Shares Series B, 1,304 shares of Preferred Shares Series C, 1,304 shares of Preferred Shares Series D and 1,304 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus any accumulated, unpaid dividends.

New York Municipal II has issued 1,580 shares of Preferred Shares Series A and 1,580 shares of Preferred Shares Series B, each with a net asset and liquidation value of $25,000 per share plus any accumulated, unpaid dividends.

11.30.09  |  PIMCO Municipal Income Funds II Semi-Annual Report  37

PIMCO Municipal Income Funds II	Notes to Financial Statements
November 30, 2009 (unaudited)

6. Auction-Rate Preferred Shares (continued)
Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the six months ended November 30, 2009, the annualized dividend rates for each Fund ranged from:

	High	Low	At November 30, 2009
Municipal II:
Series A	0.58%	0.38%	0.46%
Series B	0.58%	0.37%	0.44%
Series C	0.58%	0.35%	0.44%
Series D	0.58%	0.35%	0.44%
Series E	0.58%	0.35%	0.44%

California Municipal II:
Series A	0.58%	0.38%	0.46%
Series B	0.58%	0.37%	0.44%
Series C	0.58%	0.35%	0.44%
Series D	0.58%	0.35%	0.44%
Series E	0.58%	0.35%	0.44%

New York Municipal II:
Series A	0.58%	0.35%	0.44%
Series B	0.58%	0.35%	0.44%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value plus any accumulated, unpaid dividends.

Preferred shareholders, who are entitled to one vote per share, generally vote with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shareholders.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Funds have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate” the higher of the 30-day “AA” Composite Commercial Paper Rate multiplied by 110% or the Taxable Equivalent of the Short-Term Municipal Obligations Rate-defined as 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the Kenny S&P 30-day High Grade Index divided by (B) 1.00 minus the Marginal Tax Rate (expressed as a decimal) multiplied by 110% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Funds” common shareholders could be adversely affected.

38  PIMCO Municipal Income Funds II Semi-Annual Report  |  11.30.09

PIMCO Municipal Income Funds II	Notes to Financial Statements
November 30, 2009 (unaudited)

7. Legal Proceedings
In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (“SEC”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

In addition, the Sub-Adviser is the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when the Sub-Adviser held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. The Sub-Adviser currently believes that the complaint is without merit and the Sub-Adviser intends to vigorously defend against this action.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

8. Resignation of Trustee
Diana L. Taylor resigned as a Trustee of the Funds on September 10, 2009.

9. Subsequent Events
Fund management has evaluated subsequent events following the six months ended November 30, 2009 through January 25, 2010, which is the date the financial statements were issued. The subsequent events were as follows:

On December 1, 2009, the following dividends were declared to common shareholders payable December 30, 2009 to shareholders of record on December 11, 2009:

Municipal II	$0.065 per common share
California Municipal II	$0.0625 per common share
New York Municipal II	$0.06625 per common share

On December 14, 2009, James A. Jacobson joined the Board of Trustees of each Fund.

On January 4, 2010, the following dividends were declared to common shareholders payable February 1, 2010 to shareholders of record on January 14, 2010:

Municipal II	$0.065 per common share
California Municipal II	$0.0625 per common share
New York Municipal II	$0.06625 per common share

11.30.09  |  PIMCO Municipal Income Funds II Semi-Annual Report  39

PIMCO Municipal Income Fund II Financial Highlights
For a share of common stock outstanding throughout each period:

	Six Months ended November 30, 2009 (unaudited)

		Year ended May 31,
		2009	2008	2007	2006	2005
Net asset value, beginning of period	$8.97	$13.86	$15.05	$14.71	$14.81	$14.01
Investment Operations:
Net investment income	0.45	1.02	1.13	1.13	1.08	1.11
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps	1.08	(4.94)	(1.24)	0.33	0.01	0.84
Total from investment operations	1.53	(3.92)	(0.11)	1.46	1.09	1.95
Dividends on Preferred Shares from Net Investment Income	(0.01)	(0.19)	(0.30)	(0.30)	(0.23)	(0.14)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	1.52	(4.11)	(0.41)	1.16	0.86	1.81
Dividends to Common Shareholders from Net Investment Income	(0.39)	(0.78)	(0.78)	(0.82)	(0.96)	(1.01)
Net asset value, end of period	$10.10	$8.97	$13.86	$15.05	$14.71	$14.81
Market price, end of period	$10.46	$9.56	$14.14	$15.42	$14.45	$15.02
Total Investment Return (1)	13.79%	(26.46)%	(3.09)%	12.64%	2.63%	21.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$603,700	$534,046	$819,740	$886,815	$862,832	$862,290
Ratio of expenses to average net assets including interest expense (2)(3)(4)(5)	1.45%*	1.73%	1.68%	1.50%	1.30%	1.05%
Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)	1.29%*	1.35%	1.19%	1.01%	1.05%	1.02%
Ratio of net investment income to average net assets (2)(5)	9.46%*	10.23%	7.90%	7.45%	7.31%	7.71%
Preferred shares asset coverage per share	$66,122	$61,376	$65,570	$68,889	$67,701	$67,676
Portfolio turnover	7%	42%	21%	4%	20%	9%

*	Annualized.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(i) in Notes to Financial Statements).
(4)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions and reverse repurchase agreements.
(5)

During the periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.01% (annualized), 0.10%, 0.17%, 0.24%, 0.24% and 0.24% for the six months ended November 30, 2009 and the years ended May 31, 2009, May 31, 2008, May 31, 2007, May 31, 2006 and May 31, 2005, respectively.

40  PIMCO Municipal Income Funds II Semi-Annual Report  |  11.30.09  |  See accompanying Notes to Financial Statements

PIMCO California Municipal Income Fund II Financial Highlights
For a share of common stock outstanding throughout each period:

	Six Months ended November 30, 2009 (unaudited)

		Year ended May 31,
		2009	2008	2007	2006	2005
Net asset value, beginning of period	$7.48	$13.34	$14.89	$14.58	$14.61	$13.53
Investment Operations:
Net investment income	0.38	0.85	1.06	1.08	1.06	1.05
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps	0.23	(5.69)	(1.49)	0.34	0.05	1.13
Total from investment operations	0.61	(4.84)	(0.43)	1.42	1.11	2.18
Dividends on Preferred Shares from Net Investment Income	(0.01)	(0.18)	(0.28)	(0.27)	(0.21)	(0.12)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.60	(5.02)	(0.71)	1.15	0.90	2.06
Dividends to Common Shareholders from:
Net Investment Income	(0.40)	(0.80)	(0.84)	(0.84)	(0.93)	(0.98)
Return of Capital	—	(0.04)	—	—	—	—
Net asset value, end of period	$7.68	$7.48	$13.34	$14.89	$14.58	$14.61
Market price, end of period	$8.69	$8.78	$14.25	$15.96	$14.62	$14.76
Total Investment Return (1)	3.76%	(32.26)%	(5.17)%	15.35%	5.50%	19.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$238,705	$231,415	$409,769	$455,284	$443,379	$441,596
Ratio of expenses to average net assets including interest expense (2)(3)(4)(5)	1.87%*	3.15%	3.23%	2.89%	2.02%	1.36%
Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)	1.39%*	1.43%	1.18%	1.01%	1.06%	1.06%
Ratio of net investment income to average net assets (2)(5)	10.05%*	9.31%	7.65%	7.28%	7.24%	7.37%
Preferred shares asset coverage per share	$61,609	$60,490	$64,390	$68,765	$67,620	$67,451
Portfolio turnover	4%	62%	6%	3%	12%	5%

*	Annualized.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(i) in Notes to Financial Statements).
(4)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions and reverse repurchase agreements.
(5)

During the periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.01% (annualized), 0.10%, 0.17%, 0.24%, 0.24% and 0.24% for the six months ended November 30, 2009 and the years ended May 31, 2009, May 31, 2008, May 31, 2007, May 31, 2006 and May 31, 2005, respectively.

See accompanying Notes to Financial Statements  |  11.30.09  |  PIMCO Municipal Income Funds II Semi-Annual Report  41

PIMCO New York Municipal Income Fund II Financial Highlights
For a share of common stock outstanding throughout each period:

	Six Months ended November 30, 2009 (unaudited)

		Year ended May 31,
		2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.56	$13.67	$14.79	$14.66	$14.62	$13.54
Investment Operations:
Net investment income	0.50	1.00	1.07	1.10	1.07	1.07
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps	0.69	(4.13)	(1.11)	0.11	0.11	1.12
Total from investment operations	1.19	(3.13)	(0.04)	1.21	1.18	2.19
Dividends on Preferred Shares from Net Investment income	(0.02)	(0.19)	(0.29)	(0.28)	(0.23)	(0.13)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	1.17	(3.32)	(0.33)	0.93	0.95	2.06
Dividends to Common Shareholders from Net Investment Income	(0.40)	(0.79)	(0.79)	(0.80)	(0.91)	(0.98)
Net asset value, end of period	$10.33	$9.56	$13.67	$14.79	$14.66	$14.62
Market price, end of period	$10.84	$10.26	$14.42	$15.49	$14.14	$14.80
Total Investment Return (1)	9.74%	(22.95)%	(1.46)%	15.51%	1.65%	21.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$110,697	$102,126	$145,100	$156,218	$154,088	$152,812
Ratio of expenses to average net assets including interest expense (2)(3)(4)(5)	1.70%*	1.88%	2.07%	2.13%	1.89%	1.25%
Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)	1.48%*	1.51%	1.25%	1.14%	1.13%	1.14%
Ratio of net investment income to average net assets (2)(5)	9.89%*	9.63%	7.69%	7.33%	7.29%	7.53%
Preferred shares asset coverage per share	$60,030	$57,316	$65,294	$68,386	$67,785	$67,439
Portfolio turnover	4%	33%	9%	3%	26%	11%

*	Annualized.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(i) in Notes to Financial Statements).
(4)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions and reverse repurchase agreements.
(5)

During the periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.01% (annualized), 0.10%, 0.17%, 0.24%, 0.24% and 0.24% for the six months ended November 30, 2009 and the years ended May 31, 2009, May 31, 2008, May 31, 2007, May 31, 2006 and May 31, 2005, respectively.

42  PIMCO Municipal Income Funds II Semi-Annual Report  |  11.30.09  |  See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds II	Matters Relating to the Trustees’
Consideration of the Investment
Management & Portfolio Management
Agreements (unaudited)

The Investment Company Act of 1940, as amended, requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested Trustees (the “Independent Trustees”), voting separately, approve the Funds’ Management Agreements (the “Advisory Agreements”) with the Investment Manager and Portfolio Management Agreements (the “Sub-Advisory Agreements”, and together with the Advisory Agreements, the “Agreements”) between the Investment Manager and the Sub-Adviser. The Trustees met in person on June 16-17, 2009 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Advisory Agreements and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the continuation of the Funds’ Advisory Agreements and the Sub-Advisory Agreements, as amended, should be approved for a one-year period commencing July 1, 2009.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Adviser under the applicable Agreement.

In connection with their contract review meetings, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. (“Lipper”) on the total return investment performance (based on net assets) of the Funds for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives as the Funds identified by Lipper and the performance of applicable benchmark indices, (ii) information provided by Lipper on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Advisers, (iv) the estimated profitability to the Investment Manager and the Sub-Adviser from their relationship with the Funds for the one year period ended March 31, 2009, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Funds. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to each of the Funds given their respective investment objectives and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Lipper, the Trustees also reviewed each Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding each Fund’s performance.

11.30.09  |  PIMCO Municipal Income Funds II Semi-Annual Report  43

PIMCO Municipal Income Funds II	Matters Relating to the Trustees’
Consideration of the Investment
Management and Portfolio Management
Agreements (unaudited)

In assessing the reasonableness of each Fund’s fees under the Agreements, the Trustees considered, among other information, each Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common and preferred shares and the management fee and total expense ratios of comparable funds identified by Lipper.

For each of the Funds, the Trustees specifically took note of how each Fund compared to its Lipper peers as to performance, management fee expenses and total expenses. The Trustees noted that the Investment Manager had provided a memorandum containing comparative information on the performance and expenses information of the Funds compared to their Lipper peer categories. The Trustees noted that while the Funds are not charged a separate administration fee, it was not clear whether the peer funds in the Lipper categories were charged such a fee by their investment managers.

Municipal Income II:

The Trustees noted that the expense group for Municipal Income II consisted of twelve funds. The Trustees also noted that the actual management fees were the same as the median and the actual total expenses were worse than the median. The Trustees discussed Municipal Income II’s fifth quintile performance for the one-, three-, five-year periods ended March 31, 2009, with over 56 funds in the peer group for the one- and three-year periods and 55 funds in the peer group for the five-year period. The Trustees also noted that for the 3-months and year-to-date period ended May 31, 2009, Municipal Income II had top quintile performance.

California Muncipal Income II

The Trustees noted that the expense group for California Municipal II consisted of fourteen funds. The Trustees also noted the actual management fees and the actual total expenses were both worse than the median. The Trustees discussed California Municipal Income II’s bottom quintile performance for the 1-, 3- and 5-year periods ended March 31, 2009 with 22 funds in the peer group. However, for the 3-months and year-to-date periods ended May 31, 2009, the Trustees noted California Municipal Income II had top quintile performance for the 3-month period and second quintile performance for the year-to-date period ended May 31, 2009.

New York Municpal Income II

The Trustees noted that the expense group for New York Municipal Income II consisted of thirteen funds. The Trustees also noted that the actual management fees and the actual total expenses were both worse than the median. The Trustees discussed New York Municipal Income II’s bottom quintile performance for the 1-, 3- and 5-year periods ended March 31, 2009 with 15 funds in the peer group. However, for the 3-months and year-to-date periods ended May 31, 2009, the Trustees noted that New York Municipal Income II had moved into the top quintile.

At the request of the Trustees, the Investment Manager and Sub-Adviser agreed to provide performance information related to the Funds on a monthly basis.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and the Sub-Adviser’s responses and efforts to continue to improve the Funds’ investment performance. The Trustees agreed to reassess the services provided by the Investment Manager and Sub-Adviser under the Agreements in light of the Funds’ ongoing performance at each quarterly Board meeting.

The Trustees also considered the management fees charged by Sub-Adviser to other clients. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds offered for comparison but were advised that there are often additional portfolio management challenges in managing the Funds, such as the use of leverage and meeting a regular dividend.

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on either a Fund’s net assets or total managed assets, including assets attributable to preferred shares and other forms of leverage outstanding, as applicable. In this regard, the Trustees took into account that the Investment Manager and the Sub-Adviser have a financial incentive for the Funds to continue to have preferred shares and other forms of leverage outstanding, which may create a conflict of interest between the Investment Manager and the Sub-Adviser, on one hand, and a Fund’s common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser indicating that each Fund’s use of leverage through preferred shares continues to be appropriate and in the interests of the respective Fund’s common shareholders.

44  PIMCO Municipal Income Funds II Semi-Annual Report  |  11.30.09

PIMCO Municipal Income Funds II	Matters Relating to the Trustees’ Consideration of the Investment
Management and Portfolio Management Agreements (unaudited)

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the estimated profitability of the Investment Manager and the Sub-Adviser from their relationship with each Fund and determined that such profitability was down from last year and did not appear to be excessive.

The Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of each Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Funds.

After reviewing these and other factors described herein, the Trustees concluded with respect to each Fund, within the context of their overall conclusions regarding the Agreements and based on the information provided and related representations made by management, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Funds.

11.30.09  |  PIMCO Municipal Income Funds II Semi-Annual Report  45

PIMCO Municipal Income Funds II	Annual Shareholder Meetings Results/ Proxy Voting Policies & Procedures (unaudited)

Annual Shareholder Meetings Results:

The Funds held their joint annual meetings of shareholders on December 18, 2009. Common/Preferred shareholders voted as indicated below:

	Affirmative	Withheld Authority

Municipal II:
Re-election of Robert E. Connor — Class I to serve until 2012	53,806,374	2,503,163
Re-election of William B. Ogden IV — Class I to serve until 2012	53,725,888	2,583,649
Re-election of Hans W. Kertess* — Class I to serve until 2012	11,601	7

California Municipal II:
Re-election of Robert E. Connor — Class I to serve until 2012	26,616,435	1,428,355
Re-election of William B. Ogden IV — Class I to serve until 2012	26,609,463	1,435,327
Re-election of Hans W. Kertess* — Class I to serve until 2012	4,109	69

New York Municipal II:
Re-election of Robert E. Connor — Class I to serve until 2012	9,809,420	332,045
Re-election of William B. Ogden IV — Class I to serve until 2012	9,810,091	331,373
Re-election of Hans W. Kertess* — Class I to serve until 2012	2,467	—

Messrs. Paul Belica, John C. Maney†, James A. Jacobson and R. Peter Sullivan continue to serve as Trustees of the Funds.

* Preferred Shares Trustee
† Interested Trustee

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

46  PIMCO Municipal Income Funds II Semi-Annual Report  |  11.30.09

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Board of Trustees	Fund Officers
Hans W. Kertess	Brian S. Shlissel
Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Robert E. Connor	Treasurer, Principal Financial & Accounting Officer
James A. Jacobson	Thomas J. Fuccillo
John C. Maney	Vice President, Secretary & Chief Legal Officer
William B. Ogden, IV	Scott Whisten
R. Peter Sullivan III	Assistant Treasurer
Richard J. Cochran
Assistant Treasurer
Youse E. Guia
Chief Compliance Officer
Kathleen A. Chapman
Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent
State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110

Transfer Agent, Dividend Paying Agent and Registrar
PNC Global Investment Servicing
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II and PIMCO New York Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of their common stock in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. The Funds’ Form N-Q’s are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

On December 18, 2009, the Funds submitted CEO annual certifications to the New York Stock Exchange (“NYSE”) on which the Funds’ principal executive officer certified that he was not aware, as of the date, of any violation by the Funds of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Funds’ principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Funds’ disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Companies

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a -3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

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ITEM 12. EXHIBITS

(a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

A-2

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO New York Municipal Income Fund II

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date February 3, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date February 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date February 3, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date February 3, 2010